Label	Element	Value
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2015
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Document Type	dei_DocumentType	485BPOS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2015
Collins Alternative Solutions Fund | Collins Alternative Solutions Fund - Institutional Class Shares (Collins Alternative Solutions Fund)
Trading Symbol	dei_TradingSymbol	CLLIX
Collins Alternative Solutions Fund | Collins Alternative Solutions Fund - Class A Shares (Collins Alternative Solutions Fund)
Trading Symbol	dei_TradingSymbol	CLLAX